Share and Other Capital (Details Narrative) $ / shares in Units, $ in Thousands					1 Months Ended			7 Months Ended	12 Months Ended
	Sep. 20, 2019 USD ($) shares	Apr. 27, 2017 USD ($) shares	Mar. 28, 2017 USD ($) shares	May 10, 2016	Sep. 30, 2019 Employee shares	Apr. 30, 2019 USD ($) shares	Apr. 18, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) $ / shares
Statement Line Items [Line Items]
Issuance of common shares and warrants									$ 4,988		$ 8,038
Transaction costs									795		$ 250
Number of common shares sold | shares						191,650
Stock options, shares | shares						87,850
Deferred share units | shares					53,000	23,000
Warrants exercised | shares						87,700
Gross proceeds of warrants						$ 314
Common stock shares exercised | Employee					37,100
Number of common shares issued, value									1,287
Stock Options [Member]
Statement Line Items [Line Items]
Unrecognized compensation cost									$ 101	$ 198
Unrecognized compensation cost expected to be recognized over weighted average period									1 year 2 months 16 days	1 year 1 month 24 days
Securities Purchase Agreement [Member]
Statement Line Items [Line Items]
Issuance of common shares and warrants	$ 4,988
Transaction costs	$ 795
Combined purchase price, description	The combined purchase price for one common share and one warrant was $1.50.
Number of common shares sold | shares	3,325,000
Warrant liability	$ 550
Securities Purchase Agreement [Member] | Warrants [Member]
Statement Line Items [Line Items]
Issuance of common shares and warrants	3,457
Securities Purchase Agreement [Member] | Share Capital [Member]
Statement Line Items [Line Items]
Issuance of common shares and warrants	$ 1,531
March 2017 ATM Program [Member]
Statement Line Items [Line Items]
Transaction costs							$ 55
Number of common shares issued | shares							597,994
Share price | $ / shares							$ 2.97
Proceeds from issuing common shares							$ 1,780
Deferred financing costs							$ 65
March 2017 ATM Program [Member] | Top of range [Member]
Statement Line Items [Line Items]
Number of common shares issued | shares			3,000,000
Number of common shares issued, value			$ 9,000
April 2017 ATM Program [Member]
Statement Line Items [Line Items]
Transaction costs								$ 115
Number of common shares issued | shares								1,805,758
Share price | $ / shares								$ 2.08			$ 2.08
Proceeds from issuing common shares								$ 3,761
Deferred financing costs								$ 285
April 2017 ATM Program [Member] | March 2015 Series A Warrants [Member]
Statement Line Items [Line Items]
Warrants exercise price | $ / shares								$ 1.07			$ 1.07
April 2017 ATM Program [Member] | Top of range [Member]
Statement Line Items [Line Items]
Number of common shares issued | shares		2,240,000
Number of common shares issued, value		$ 6,900
Agreement, description		The New ATM Sales Agreement and the April 2017 ATM Program superseded and replaced the March 2017 ATM Program, which itself superseded and replaced the April 2016 ATM Program. The April 2017 ATM Prospectus Supplement supplements the base prospectus included in the Company's Shelf Registration Statement on Form F-3, as amended (the "2017 Shelf Registration Statement"), which was declared effective by the SEC on April 27, 2017.
2017 Shelf Registration Statement [Member] | Top of range [Member]
Statement Line Items [Line Items]
Number of common shares issued | shares		50,000,000
2018 Long-Term Incentive Plan [Member]
Statement Line Items [Line Items]
Percentage of issued and outstanding common shares										11.40%
Stock Option Plan Prior to 2014 Amendment [Member] | Top of range [Member]
Statement Line Items [Line Items]
Expected life of options granted				10 years
Stock Option Plan After to 2014 Amendment [Member] | Top of range [Member]
Statement Line Items [Line Items]
Expected life of options granted				7 years